DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI USA ESG Leaders Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 10.2%
Alphabet, Inc., Class A*	388,637	$51,506,062
Alphabet, Inc., Class C*	346,151	46,356,542
Comcast Corp., Class A	271,056	11,354,536
Electronic Arts, Inc.	17,072	2,356,107
Fox Corp., Class A	19,143	565,484
Fox Corp., Class B	9,287	256,879
Interpublic Group of Cos., Inc.	25,973	798,410
Liberty Global Ltd., Class C*	16,786	282,676
Omnicom Group, Inc.	13,126	1,058,349
Sirius XM Holdings, Inc. (a)	50,824	237,856
Snap, Inc., Class A*	68,884	952,666
Take-Two Interactive Software, Inc.*	11,196	1,771,207
Verizon Communications, Inc.	277,025	10,618,368
Walt Disney Co.*	120,513	11,170,350

(Cost $134,399,494)		139,285,492

Consumer Discretionary - 10.6%
Aptiv PLC*	18,689	1,548,197
AutoZone, Inc.*	1,198	3,126,696
Best Buy Co., Inc.	12,813	908,954
Booking Holdings, Inc.*	2,354	7,357,898
BorgWarner, Inc.	15,798	532,235
Burlington Stores, Inc.*	4,448	754,336
CarMax, Inc.*	10,322	659,989
Deckers Outdoor Corp.*	1,699	1,128,085
eBay, Inc.	34,791	1,426,779
Genuine Parts Co.	9,182	1,219,186
Hasbro, Inc.	8,914	413,699
Hilton Worldwide Holdings, Inc.	17,408	2,916,188
Home Depot, Inc.	65,786	20,623,253
Lear Corp.	3,983	532,726
LKQ Corp.	17,030	758,346
Lowe’s Cos., Inc.	38,053	7,566,078
Lululemon Athletica, Inc.*	7,567	3,380,935
McDonald’s Corp.	47,939	13,511,128
MercadoLibre, Inc.*	2,974	4,819,248
NIKE, Inc., Class B	80,303	8,855,012
NVR, Inc.*	212	1,304,943
Pool Corp.	2,551	886,013
PulteGroup, Inc.	14,461	1,278,642
Rivian Automotive, Inc., Class A*	42,043	704,641
Tesla, Inc.*	188,265	45,198,661
TJX Cos., Inc.	75,119	6,618,735
Tractor Supply Co.	7,175	1,456,597
Ulta Beauty, Inc.*	3,273	1,394,265
Vail Resorts, Inc.	2,720	591,083
VF Corp.	22,155	370,653
Yum! Brands, Inc.	18,245	2,290,660

(Cost $150,179,246)		144,133,861

Consumer Staples - 6.1%
Bunge Global SA	9,832	1,080,242
Campbell Soup Co.	12,709	510,648
Church & Dwight Co., Inc.	16,434	1,588,017
Clorox Co.	8,143	1,167,299
Coca-Cola Co.	270,981	15,836,130
Colgate-Palmolive Co.	51,855	4,084,618
Conagra Brands, Inc.	31,090	879,536
Darling Ingredients, Inc.*	10,310	452,300
General Mills, Inc.	38,537	2,453,265
Hormel Foods Corp.	19,256	589,041
J M Smucker Co.	6,989	766,903
Kellanova	18,492	971,570
Keurig Dr Pepper, Inc.	68,795	2,171,858
Kimberly-Clark Corp.	22,578	2,793,576
Kroger Co.	44,501	1,970,059
Lamb Weston Holdings, Inc.	9,611	961,388
McCormick & Co., Inc.	16,377	1,061,721
PepsiCo, Inc.	90,718	15,266,932
Procter & Gamble Co.	155,489	23,870,671
Target Corp.	30,424	4,071,036

(Cost $85,064,935)		82,546,810

Energy - 2.4%
Baker Hughes Co.	65,989	2,227,129
Cheniere Energy, Inc.	15,876	2,891,813
Halliburton Co.	59,703	2,210,802
HF Sinclair Corp.	10,898	571,927
Kinder Morgan, Inc.	132,124	2,321,419
Marathon Petroleum Corp.	26,450	3,946,075
ONEOK, Inc.	38,041	2,619,123
Phillips 66	29,484	3,800,193
Schlumberger NV	93,462	4,863,762
Targa Resources Corp.	14,035	1,269,466
Valero Energy Corp.	23,416	2,935,430
Williams Cos., Inc.	79,460	2,923,333

(Cost $26,896,578)		32,580,472

Financials - 12.2%
Aflac, Inc.	38,060	3,147,943
Allstate Corp.	17,236	2,376,327
Ally Financial, Inc.	17,281	504,951
American Express Co.	41,220	7,039,139
Ameriprise Financial, Inc.	6,886	2,434,270
Annaly Capital Management, Inc. REIT	32,221	582,233
Arch Capital Group Ltd.*	24,322	2,035,508
Assurant, Inc.	3,641	611,761
Bank of New York Mellon Corp.	50,902	2,459,585
BlackRock, Inc.	9,838	7,390,601
Cboe Global Markets, Inc.	7,153	1,303,205
Charles Schwab Corp.	98,917	6,065,590
Citizens Financial Group, Inc.	30,022	818,700
Discover Financial Services	16,739	1,556,727
Equitable Holdings, Inc.	23,443	719,466
FactSet Research Systems, Inc.	2,502	1,134,557

Fidelity National Information Services, Inc.	38,624	2,264,911
Fiserv, Inc.*	40,714	5,317,656
Franklin Resources, Inc.	20,505	508,524
Hartford Financial Services Group, Inc.	20,370	1,592,119
Huntington Bancshares, Inc.	96,540	1,087,040
Intercontinental Exchange, Inc.	37,356	4,252,607
LPL Financial Holdings, Inc.	5,134	1,141,288
MarketAxess Holdings, Inc.	2,414	579,650
Marsh & McLennan Cos., Inc.	32,563	6,493,713
Mastercard, Inc., Class A	55,353	22,906,732
Moody’s Corp.	10,783	3,935,364
Morgan Stanley	81,775	6,488,029
Nasdaq, Inc.	22,841	1,275,441
Northern Trust Corp.	13,552	1,073,996
PNC Financial Services Group, Inc.	26,159	3,504,260
Principal Financial Group, Inc.	15,856	1,170,648
Progressive Corp.	38,480	6,311,874
Prudential Financial, Inc.	23,964	2,343,200
Raymond James Financial, Inc.	13,114	1,378,937
Regions Financial Corp.	62,690	1,045,669
S&P Global, Inc.	21,355	8,880,050
State Street Corp.	22,036	1,604,662
Synchrony Financial	27,703	896,469
T. Rowe Price Group, Inc.	14,640	1,465,903
Travelers Cos., Inc.	15,127	2,732,239
Truist Financial Corp.	87,858	2,823,756
US Bancorp	101,224	3,858,659
Visa, Inc., Class A	105,933	27,190,882
Willis Towers Watson PLC	6,869	1,691,835

(Cost $155,837,394)		165,996,676

Health Care - 12.2%
Agilent Technologies, Inc.	19,282	2,464,240
Align Technology, Inc.*	4,791	1,024,316
Amgen, Inc.	35,268	9,509,664
Avantor, Inc.*	43,549	922,368
Biogen, Inc.*	9,463	2,215,099
Bio-Techne Corp.	10,244	644,348
Bristol-Myers Squibb Co.	137,109	6,770,442
Cencora, Inc.	11,240	2,285,879
Cigna Group	19,361	5,089,620
Cooper Cos., Inc.	3,223	1,085,893
Danaher Corp.	46,166	10,309,329
DaVita, Inc.*	3,552	360,386
Dexcom, Inc.*	25,299	2,922,540
Edwards Lifesciences Corp.*	39,764	2,692,420
Elevance Health, Inc.	15,464	7,414,833
Eli Lilly & Co.	53,198	31,442,146
Gilead Sciences, Inc.	82,107	6,289,396
HCA Healthcare, Inc.	13,572	3,399,515
Hologic, Inc.*	16,098	1,147,787
Humana, Inc.	8,200	3,975,852
IDEXX Laboratories, Inc.*	5,506	2,564,805
Illumina, Inc.*	10,303	1,050,391
Insulet Corp.*	4,671	883,239
Jazz Pharmaceuticals PLC*	4,163	492,191
Johnson & Johnson	158,763	24,554,286
Laboratory Corp. of America Holdings	5,776	1,252,872
Merck & Co., Inc.	167,397	17,154,845
Mettler-Toledo International, Inc.*	1,446	1,578,931
Molina Healthcare, Inc.*	3,822	1,397,170
Quest Diagnostics, Inc.	7,293	1,000,818
Repligen Corp.*	3,408	535,908
STERIS PLC	6,506	1,307,316
Teleflex, Inc.	3,066	691,966
Waters Corp.*	3,853	1,081,190
West Pharmaceutical Services, Inc.	4,849	1,700,835
Zimmer Biomet Holdings, Inc.	13,705	1,594,029
Zoetis, Inc.	30,149	5,326,424

(Cost $157,370,003)		166,133,289

Industrials - 8.9%
3M Co.	36,118	3,578,210
AECOM	8,511	756,288
Allegion PLC	5,549	588,693
Automatic Data Processing, Inc.	27,010	6,210,139
Axon Enterprise, Inc.*	4,780	1,098,779
Broadridge Financial Solutions, Inc.	7,723	1,496,872
Builders FirstSource, Inc.*	8,305	1,113,784
C.H. Robinson Worldwide, Inc.	7,629	625,959
Carrier Global Corp.	54,545	2,834,158
Caterpillar, Inc.	33,653	8,437,480
Ceridian HCM Holding, Inc.*	9,438	650,278
Cintas Corp.	6,053	3,348,822
CSX Corp.	132,666	4,285,112
Cummins, Inc.	9,270	2,077,963
Delta Air Lines, Inc.	9,774	360,954
Dover Corp.	9,126	1,288,226
Eaton Corp. PLC	26,285	5,984,832
Emerson Electric Co.	37,817	3,361,931
Expeditors International of Washington, Inc.	10,116	1,217,359
Fastenal Co.	37,263	2,234,662
Ferguson PLC	13,367	2,290,302
Fortive Corp.	23,357	1,611,166
Fortune Brands Innovations, Inc.	8,414	575,770
Graco, Inc.	10,831	874,928
IDEX Corp.	4,927	993,677
Illinois Tool Works, Inc.	19,875	4,813,924
Ingersoll Rand, Inc.	26,928	1,923,467
JB Hunt Transport Services, Inc.	5,734	1,062,338
Johnson Controls International PLC	45,006	2,376,317
Knight-Swift Transportation Holdings, Inc.	10,573	568,616
L3Harris Technologies, Inc.	12,374	2,361,083
Lennox International, Inc.	2,154	875,946

Masco Corp.	14,716	891,054
Norfolk Southern Corp.	14,925	3,256,038
Old Dominion Freight Line, Inc.	6,524	2,538,227
Otis Worldwide Corp.	26,946	2,311,697
Owens Corning	6,058	821,344
Paychex, Inc.	21,513	2,623,941
Paylocity Holding Corp.*	3,038	475,964
Pentair PLC	11,178	721,428
Quanta Services, Inc.	9,405	1,771,056
Robert Half, Inc.	7,029	576,237
Rockwell Automation, Inc.	7,494	2,064,147
Toro Co.	6,723	558,009
Trane Technologies PLC	14,979	3,376,416
TransUnion	12,452	731,181
Union Pacific Corp.	40,065	9,025,443
United Parcel Service, Inc., Class B	47,554	7,209,662
United Rentals, Inc.	4,529	2,155,895
W.W. Grainger, Inc.	2,962	2,328,695
Waste Management, Inc.	26,576	4,544,230
Xylem, Inc.	15,661	1,646,441

(Cost $113,713,120)		121,505,140

Information Technology - 30.4%
Accenture PLC, Class A	41,195	13,723,702
Adobe, Inc.*	30,017	18,340,687
Akamai Technologies, Inc.*	10,077	1,164,196
ANSYS, Inc.*	5,659	1,660,124
Applied Materials, Inc.	55,109	8,254,226
Autodesk, Inc.*	14,005	3,059,112
Cadence Design Systems, Inc.*	17,894	4,889,893
DocuSign, Inc.*	13,044	562,196
Fair Isaac Corp.*	1,639	1,782,576
Gartner, Inc.*	5,153	2,240,731
Gen Digital, Inc.	38,709	854,695
Hewlett Packard Enterprise Co.	87,191	1,474,400
HP, Inc.	57,784	1,695,383
HubSpot, Inc.*	3,063	1,512,908
Intel Corp.	275,755	12,326,248
International Business Machines Corp.	60,065	9,523,906
Intuit, Inc.	18,424	10,528,579
Keysight Technologies, Inc.*	11,667	1,585,429
Lam Research Corp.	8,794	6,295,800
Marvell Technology, Inc.	56,880	3,169,922
Microsoft Corp.	465,049	176,211,717
NetApp, Inc.	13,790	1,260,268
NVIDIA Corp.	162,787	76,135,480
NXP Semiconductors NV	16,952	3,459,564
PTC, Inc.*	7,814	1,229,611
Salesforce, Inc.*	64,059	16,136,462
Seagate Technology Holdings PLC	12,948	1,024,187
ServiceNow, Inc.*	13,474	9,239,661
Splunk, Inc.*	10,671	1,617,083
Synopsys, Inc.*	9,950	5,405,139
Texas Instruments, Inc.	59,785	9,129,767
Trimble, Inc.*	16,877	783,093
Twilio, Inc., Class A*	11,454	740,845
Western Digital Corp.*	21,647	1,045,767
Workday, Inc., Class A*	13,712	3,712,113
Zscaler, Inc.*	5,874	1,160,291

(Cost $303,280,238)		412,935,761

Materials - 2.9%
Amcor PLC	100,969	957,186
Avery Dennison Corp.	5,229	1,017,041
Ball Corp.	20,527	1,134,938
Ecolab, Inc.	16,728	3,207,259
International Flavors & Fragrances, Inc.	17,116	1,290,204
International Paper Co.	21,707	801,857
Linde PLC	32,077	13,272,500
LyondellBasell Industries NV, Class A	16,974	1,614,227
Martin Marietta Materials, Inc.	4,041	1,877,408
Newmont Corp.	75,316	3,026,950
Nucor Corp.	16,500	2,804,505
PPG Industries, Inc.	15,367	2,181,960
Sherwin-Williams Co.	16,080	4,483,104
Steel Dynamics, Inc.	11,012	1,311,860
Westrock Co.	17,550	722,534

(Cost $37,807,703)		39,703,533

Real Estate - 2.6%
American Tower Corp. REIT	30,737	6,417,271
Boston Properties, Inc. REIT	9,712	552,904
CBRE Group, Inc., Class A*	20,749	1,638,341
Crown Castle, Inc. REIT	28,400	3,330,752
Digital Realty Trust, Inc. REIT	20,076	2,786,147
Equinix, Inc. REIT	6,124	4,991,121
Healthpeak Properties, Inc. REIT	36,232	627,538
Iron Mountain, Inc. REIT	19,002	1,218,979
Prologis, Inc. REIT	60,893	6,998,433
SBA Communications Corp. REIT	7,072	1,746,501
Welltower, Inc. REIT	34,269	3,053,368
Weyerhaeuser Co. REIT	47,851	1,500,129

(Cost $38,642,667)		34,861,484

Utilities - 1.1%
American Water Works Co., Inc.	12,708	1,675,423
Atmos Energy Corp.	9,654	1,098,722
CMS Energy Corp.	19,188	1,089,111
Consolidated Edison, Inc.	22,689	2,044,506
Edison International	24,950	1,671,400
Essential Utilities, Inc.	17,429	620,647
Eversource Energy	22,730	1,350,389
Exelon Corp.	65,125	2,507,964
Sempra	41,242	3,005,304

(Cost $16,311,195)		15,063,466

TOTAL COMMON STOCKS (Cost $1,219,502,573)		1,354,745,984

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $228,345)	228,345	$228,345

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $7,101,787)	7,101,787	7,101,787

TOTAL INVESTMENTS - 100.1% (Cost $1,226,832,705)		$1,362,076,116
Other assets and liabilities, net - (0.1%)		(1,397,658)

NET ASSETS - 100.0%		$1,360,678,458

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	228,345 (d)	—	—	—	8,013	—	228,345	228,345
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
4,273,305	8,914,360	(6,085,878)	—	—	57,657	—	7,101,787	7,101,787

4,273,305	9,142,705	(6,085,878)	—	—	65,670	—	7,330,132	7,330,132

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $214,644, which is 0.02% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	23	$4,590,070	$4,677,280	12/15/2023	$87,210
MSCI USA ESG Leaders GTR Index Futures	USD	2	102,360	103,360	12/15/2023	1,000
S&P 500 E-Mini Futures	USD	1	226,976	228,838	12/15/2023	1,862
S&P Mid 400 E-Mini Futures	USD	3	752,395	770,280	12/15/2023	17,885

Total unrealized appreciation						$107,957

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,354,745,984	$—	$—	$1,354,745,984
Short-Term Investments (a)	7,330,132	—	—	7,330,132
Derivatives (b)
Futures Contracts	107,957	—	—	107,957

TOTAL	$1,362,184,073	$—	$—	$1,362,184,073

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USSG-PH1

R-089711-1 (5/24) DBX005195 (5/24)